PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS

PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS
We sponsor a number of qualified and nonqualified pension plans for eligible employees. We also sponsor certain unfunded contributory healthcare and life insurance benefits for substantially all domestic retired employees. Newly hired employees in the United States and Puerto Rico are not eligible to participate in the pension plans but receive a higher level of company contributions in the defined contribution plans.
Reconciliation of Pension and Other Postretirement Benefit Plan Obligations, Assets and Funded Status
The benefit plan information in the table below pertains to all of our pension and OPEB plans, both in the United States and in other countries.

	Pension benefits		OPEB
as of and for the years ended December 31 (in millions)	2020	2019	2020	2019
Benefit obligations
Beginning of period	$3,973	$5,635	$228	$211
Service cost	83	74	1	1
Interest cost	95	172	6	8
Participant contributions	4	4	—	—
Actuarial loss	401	924	13	26
Benefit payments	(109)	(267)	(20)	(18)
Settlements	(271)	(2,550)	—	—
Curtailment	(4)	(13)	—	—
Foreign exchange and other	141	(6)	—	—
End of period	4,313	3,973	228	228
Fair value of plan assets
Beginning of period	2,973	4,774	—	—
Actual return on plan assets	688	939	—	—
Employer contributions	74	69	20	18
Participant contributions	4	4	—	—
Benefit payments	(109)	(267)	(20)	(18)
Settlements	(271)	(2,550)	—	—
Foreign exchange and other	75	4	—	—
End of period	3,434	2,973	—	—
Funded status at December 31	$(879)	$(1,000)	$(228)	$(228)
Amounts recognized in the consolidated balance sheets
Noncurrent asset	$155	$77	$—	$—
Current liability	(30)	(25)	(18)	(20)
Noncurrent liability	(1,004)	(1,052)	(210)	(208)
Net liability recognized at December 31	$(879)	$(1,000)	$(228)	$(228)
Actuarial gains and losses result from changes in actuarial assumptions (such as changes in the discount rate and revised mortality rates). Actuarial losses in 2020 and 2019 related to plan benefit obligations were primarily the result of changes in discount rates.
The pension obligation information in the table above represents the projected benefit obligation (PBO). The PBO incorporates assumptions relating to future compensation levels. The accumulated benefit obligation (ABO) is the same as the PBO except that it includes no assumptions relating to future compensation levels. The ABO for all of our pension plans was $4.1 billion and $3.7 billion at the 2020 and 2019 measurement dates, respectively.
The information in the funded status table above represents the totals for all of our pension plans. The following table is information relating to the individual plans in the funded status table above that have an ABO in excess of plan assets.

as of December 31 (in millions)	2020	2019
ABO	$2,920	$3,240
Fair value of plan assets	$2,047	$2,339
The following table presents information relating to the individual plans in the funded status table above that have a PBO in excess of plan assets (many of which also have an ABO in excess of assets and are therefore also included in the table directly above).

as of December 31 (in millions)	2020	2019
PBO	$3,421	$3,688
Fair value of plan assets	$2,387	$2,611
Expected Net Pension and OPEB Plan Payments for the Next 10 Years

(in millions)	Pension benefits	OPEB
2021	$104	$18
2022	116	16
2023	130	16
2024	146	16
2025	161	15
2026 through 2030	917	67
Total expected net benefit payments for next 10 years	$1,574	$148
The expected net benefit payments above reflect the total net benefits expected to be paid from the plans’ assets (for funded plans) or from our assets (for unfunded plans). The federal subsidies relating to the Medicare Prescription Drug, Improvement and Modernization Act are not expected to be significant.
Amounts Recognized in AOCI
The pension and OPEB plans’ gains or losses, prior service costs or credits, and transition assets or obligations not yet recognized in net periodic benefit cost are recognized on a net-of-tax basis in AOCI and will be amortized from AOCI to net periodic benefit cost in the future. For active employees, we utilize the average future working lifetime as the amortization period for prior service. For inactive employees, we utilize the average remaining life expectancy as the amortization period for prior service.
The following table is a summary of the pre-tax losses included in AOCI at December 31, 2020 and December 31, 2019.

(in millions)	Pension benefits	OPEB
Actuarial loss (gain)	$811	$(23)
Prior service credit and transition obligation	(9)	(45)
Total pre-tax loss (gain) recognized in AOCI at December 31, 2020	$802	$(68)
Actuarial loss (gain)	$1,025	$(41)
Prior service credit and transition obligation	(9)	(59)
Total pre-tax loss (gain) recognized in AOCI at December 31, 2019	$1,016	$(100)
Refer to Note 9 for the net-of-tax balances included in AOCI as of each of the year-end dates. The following table is a summary of the net-of-tax amounts recorded in OCI relating to pension and OPEB plans.

Year ended December 31 (in millions)	2020	2019	2018
Gain (loss) arising during the year, net of tax of $17 in 2020, $(64) in 2019 and $(4) in 2018	$59	$(184)	$(22)
Amortization of loss to earnings, net of tax of $12 in 2020, $6 in 2019 and $14 in 2018	47	25	55
Settlement charges, net of tax of $11 in 2020 and $188 in 2019	$35	$567	$—
Pension and other employee benefits	$141	$408	$33
In 2020, OCI activity for pension and OPEB plans was primarily related to actuarial gains and losses. In 2019, OCI activity for pension and OPEB plans was primarily related to the U.S. pension settlement charge and actuarial gains and losses. In 2018, OCI activity for pension and OPEB plans was primarily related to actuarial gains and losses.
Net Periodic Benefit Cost

Year ended December 31 (in millions)	2020	2019	2018
Pension benefits
Service cost	$83	$74	$87
Interest cost	95	172	178
Expected return on plan assets	(163)	(264)	(303)
Amortization of net losses and other deferred amounts	77	58	94
Settlement charges	46	755	1
Net periodic pension benefit cost	$138	$795	$57
OPEB
Service cost	$1	$1	$1
Interest cost	6	8	7
Amortization of net losses and prior service credit	(18)	(27)	(25)
Net periodic OPEB cost	$(11)	$(18)	$(17)
Weighted-Average Assumptions Used in Determining Benefit Obligations at the Measurement Date

	Pension benefits		OPEB
	2020	2019	2020	2019
Discount rate
U.S. and Puerto Rico plans	2.73%	3.44%	2.33%	3.16%
International plans	1.00%	1.34%	n/a	n/a
Rate of compensation increase
U.S. and Puerto Rico plans	3.68%	3.68%	n/a	n/a
International plans	3.03%	3.03%	n/a	n/a
Annual rate of increase in the per-capita cost	n/a	n/a	6.50%	6.75%
Rate decreased to	n/a	n/a	5.00%	5.00%
by the year ended	n/a	n/a	2027	2027
The assumptions above, which were used in calculating the December 31, 2020 measurement date benefit obligations, will be used in the calculation of net periodic benefit cost in 2021.
Weighted-Average Assumptions Used in Determining Net Periodic Benefit Cost

	Pension benefits			OPEB
	2020	2019	2018	2020	2019	2018
Discount rate
U.S. and Puerto Rico plans	3.44%	4.18%	3.60%	3.16%	4.20%	3.51%
International plans	1.34%	2.02%	2.02%	n/a	n/a	n/a
Expected return on plan assets
U.S. and Puerto Rico plans	6.50%	6.29%	6.25%	n/a	n/a	n/a
International plans	4.23%	5.45%	5.58%	n/a	n/a	n/a
Rate of compensation increase
U.S. and Puerto Rico plans	3.68%	3.66%	3.42%	n/a	n/a	n/a
International plans	3.03%	3.08%	3.05%	n/a	n/a	n/a
Annual rate of increase in the per-capita cost	n/a	n/a	n/a	6.50%	6.75%	7.00%
Rate decreased to	n/a	n/a	n/a	5.00%	5.00%	5.00%
by the year ended	n/a	n/a	n/a	2027	2027	2027
We established the expected return on plan assets assumption primarily based on a review of historical compound average asset returns, both company-specific and relating to the broad market (based on our asset allocation), as well as an analysis of current market and economic information and future expectations. We plan to use a 5.50% assumption for our U.S. and Puerto Rico plans for 2021.
Pension Plan Assets
An investment committee of members of senior management is responsible for supervising, monitoring and evaluating the invested assets of our funded pension plans. The investment committee, which meets at least quarterly, abides by documented policies and procedures relating to investment goals, targeted asset allocations, risk management practices, allowable and prohibited investment holdings, diversification, use of derivatives, the relationship between plan assets and benefit obligations, and other relevant factors and considerations.
The investment committee’s policies and procedures include the following:
•Ability to pay all benefits when due;
•Targeted long-term performance expectations relative to applicable market indices, such as Russell, MSCI EAFE, and other indices;
•Targeted asset allocation percentage ranges (summarized below), and periodic reviews of these allocations;
•Diversification of assets among third-party investment managers, and by geography, industry, stage of business cycle and other measures;
•Specified investment holding and transaction prohibitions (for example, private placements or other restricted securities, securities that are not traded in a sufficiently active market, short sales, certain derivatives, commodities and margin transactions);
•Specified portfolio percentage limits on holdings in a single corporate or other entity (generally 5% at time of purchase, except for holdings in U.S. government or agency securities);
•Specified average credit quality for the fixed-income securities portfolio (at least A- by Standard & Poor’s or A3 by Moody’s);
•Specified portfolio percentage limits on foreign holdings; and
•Periodic monitoring of investment manager performance and adherence to the investment committee’s policies.
Plan assets are invested using a total return investment approach whereby a mix of equity securities, debt securities and other investments are used to preserve asset values, diversify risk and exceed the planned benchmark investment return. Investment strategies and asset allocations are based on consideration of plan liabilities, the plans’ funded status and other factors, such as the plans’ demographics and liability durations. Investment performance is reviewed by the investment committee on a quarterly basis and asset allocations are reviewed at least annually.
Plan assets are managed in a balanced portfolio comprised of two major components: return-seeking investments and liability hedging investments. The target allocations for plan assets are 50% in return-seeking investments and 50% in liability hedging investments and other holdings. The documented policy includes an allocation range based on each individual investment type within the major components that allows for a variance from the target allocations depending on the investment type. Return-seeking investments primarily include common stock of U.S. and international companies, common/collective trust funds, mutual funds, hedge funds, and partnership investments. Liability hedging investments and other holdings primarily include cash, money market funds with an original maturity of three months or less, U.S. and foreign government and governmental agency issues, corporate bonds, municipal securities, derivative contracts and asset-backed securities.
While the investment committee provides oversight over plan assets for U.S. and international plans, the summary above is specific to the plans in the United States. The plan assets for international plans are managed and allocated by the entities in each country, with input and oversight provided by the investment committee. The plan assets for the U.S. and international plans are included in the table below.
The following tables summarize our pension plan financial instruments that are measured at fair value on a recurring basis.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Measured at NAV (a)
Assets
Fixed income securities
Cash and cash equivalents	$265	$91	$174	$—	$—
U.S. government and government agency issues	280	—	280	—	—
Corporate bonds	744	—	744	—	—
Equity securities
Common stock	453	453	—	—	—
Mutual funds	510	217	293	—	—
Common/collective trust funds	771	—	341	—	430
Partnership investments	296	—	—	—	296
Other holdings	115	22	82	11	—
Collateral held on loaned securities	19	—	19	—	—
Liabilities
Collateral to be paid on loaned securities	(19)	(19)	—	—	—
Fair value of pension plan assets	$3,434	$764	$1,933	$11	$726

(a) Certain assets that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Measured at NAV (a)
Assets
Fixed income securities
Cash and cash equivalents	$224	$72	$152	$—	$—
U.S. government and government agency issues	452	—	452	—	—
Corporate bonds	352	—	352	—	—
Equity securities
Common stock	426	426	—	—	—
Mutual funds	442	189	253	—	—
Common/collective trust funds	668	19	272	—	377
Partnership investments	333	—	—	—	333
Other holdings	76	8	58	10	—
Collateral held on loaned securities	9	—	9	—	—
Liabilities
Collateral to be paid on loaned securities	(9)	(9)	—	—	—
Fair value of pension plan assets	$2,973	$705	$1,548	$10	$710
(a) Certain assets that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
The following table is a reconciliation of changes in fair value measurements that used significant unobservable inputs (Level 3).

(in millions)	Other holdings
Balance at December 31, 2018	$10
Purchases	—
Balance at December 31, 2019	10
Purchases	1
Balance at December 31, 2020	$11
The assets and liabilities of our pension plans are valued using the following valuation methods:

Investment category	Valuation methodology

Cash and cash equivalents	These largely consist of a short-term investment fund, U.S. dollars and foreign currency. The fair value of the short-term investment fund is based on the net asset value.

U.S. government and government agency issues	Values are based on reputable pricing vendors, who typically use pricing matrices or models that use observable inputs.

Corporate bonds	Values are based on reputable pricing vendors, who typically use pricing matrices or models that use observable inputs.

Common stock	Values are based on the closing prices on the valuation date in an active market on national and international stock exchanges.

Mutual funds	Values are based on the net asset value of the units held in the respective fund which are obtained from national and international exchanges or based on the net asset value of the underlying assets of the fund provided by the fund manager.

Common/collective trust funds	Values are based on the net asset value of the units held at year end.

Partnership investments	Values are based on the net asset value of the participation by us in the investment as determined by the general partner or investment manager of the respective partnership.

Other holdings	The value of these assets vary by investment type, but primarily are determined by reputable pricing vendors, who use pricing matrices or models that use observable inputs.

Collateral held on loaned securities	Values are based on the net asset value per unit of the fund in which the collateral is invested.

Collateral to be paid on loaned securities	Values are based on the fair value of the underlying securities loaned on the valuation date.
Expected Pension and OPEB Plan Funding
Our funding policy for our pension plans is to contribute amounts sufficient to meet legal funding requirements, plus any additional amounts that we may determine to be appropriate considering the funded status of the plans, tax deductibility, the cash flows generated by us, and other factors. Volatility in the global financial markets could have an unfavorable impact on future funding requirements. We have no obligation to fund our principal plans in the United States and Puerto Rico in 2021. We continually reassess the amount and timing of any discretionary contributions. In 2021, we expect to make contributions of at least $45 million to our foreign pension plans. We expect to have net cash outflows relating to our OPEB plan of approximately $18 million in 2021.
The following table details the funded status percentage of our pension plans as of December 31, 2020, including certain plans that are unfunded in accordance with the guidelines of our funding policy outlined above.

	United States and Puerto Rico		International
as of December 31, 2020 (in millions)	Qualified plans	Nonqualified plan	Funded plans	Unfunded plans	Total
Fair value of plan assets	$2,362	n/a	$1,072	n/a	$3,434
PBO	2,366	$269	1,155	$523	4,313
Funded status percentage	100%	n/a	93%	n/a	80%
Pension Settlement Transactions
In October 2020, we offered certain former U.S. employees with vested pension benefits a limited-time option to take a lump sum distribution in lieu of future monthly payments. This option expired in November 2020 and approximately 40% of the eligible participants accepted the offer. Payments from plan assets to participants who accepted the offer were made in December 2020 and totaled $252 million. As a result of these transactions, we recognized non-cash pretax pension settlement charges of $43 million in the fourth quarter of 2020.
As part of our continued effort to reduce pension plan obligations, we transferred approximately $2.4 billion of U.S. qualified pension plan liabilities to an insurance company through the purchase of a group annuity contract in October 2019. As a result of this transaction, we recognized a non-cash pretax pension settlement charge of $755 million in the fourth quarter of 2019.
Pension Plan Amendments
In January 2018, we announced changes to our U.S. pension plans.  We spun off the assets and liabilities of the qualified plan attributable to current employees into a new plan and will freeze the pay and service amounts used to calculate pension benefits for active participants in the U.S. pension plans as of December 31, 2022. The assets and liabilities attributable to retired and former company employees remained with the original qualified plan. Years of additional service earned and eligible compensation received after December 31, 2022 will not be included in the determination of the benefits payable to participants. These changes resulted in a $57 million decline in the PBO upon the effective date of the changes.
U.S. Defined Contribution Plan
Most U.S. employees are eligible to participate in a qualified defined contribution plan. We recognized expense of $61 million in 2020, $53 million in 2019 and $50 million in 2018 related to contributions to this plan.